INCOME TAXES (Schedule of Current and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ 3,309	$ 4,188	$ 4,042
Deferred	(711)	(981)	(2,719)
Domestic	(1,981)	1,140	578
Foreign	4,579	2,067	745
Income tax expenses	$ 2,598	$ 3,207	$ 1,323